Cover	Jul. 07, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 07, 2022
Entity File Number	000-33383
Entity Registrant Name	Creek Road Miners, Inc.
Entity Central Index Key	0001162896
Entity Tax Identification Number	98-0357690
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2700 Homestead Road
Entity Address, Address Line Two	Suite 50
Entity Address, City or Town	Park City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84098
City Area Code	(435)
Local Phone Number	900-1949
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false